Condensed Consolidated Balance Sheets - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	₩ 166,228	₩ 109,316	₩ 157,971
Short-term financial instruments	76,000	338,000	65,000
Accounts receivable, net of allowance for doubtful accounts	754,002	480,673	307,116
Inventories	87,422	6,200	231,290
Loans to related parties		164,000	164,000
Other current assets	75,732	65,087	68,972
Total Current Assets	1,159,384	1,163,276	994,349
Property and equipment, net	51,926	59,808	24,987
Goodwill	1,430,625	1,430,625	1,430,625
Intangible assets, net	352,604	403,053	507,239
Deposits	100,199	120,499	87,798
Total Assets	3,094,738	3,177,261	3,044,998
CURRENT LIABILITIES:
Accounts payable	1,202,074	1,129,854	956,395
Nontrade payables	1,253,617	1,131,517	1,167,347
Other current liabilities	192,784	193,048	287,615
Short-term borrowings	2,393,492	2,789,886	2,632,725
Loans from related parties	9,606	18,895
Current portion of long-term debt	358,960	245,240	120,000
Total Current Liabilities	5,410,533	5,508,440	5,164,082
Long-term debt	469,080	684,760	730,000
Loans from related parties	48,044		221,505
Accrued benefit pension liability	1,017,642	930,098	880,656
Total Liabilities	6,945,299	7,123,298	6,996,243
Commitments and Contingencies (Note 14)
Temporary Equity - Redeemable convertible preferred stock			636,007
STOCKHOLDERS' DEFICIT :
Common stock, value	26,198	25,265	21
Additional paid-in capital	7,136,825	6,577,829	3,327,413
Accumulated other comprehensive loss	(64,700)	(56,593)	(73,138)
Accumulated deficit	(10,948,884)	(10,492,538)	(7,841,548)
Total Stockholders' Deficit	(3,850,561)	(3,946,037)	(4,587,252)
Total Liabilities and Stockholders' Deficit	₩ 3,094,738	₩ 3,177,261	₩ 3,044,998